Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Reportable Segment

The following is a summary of goodwill by reportable segment as of and for the three and six months ended June 30, 2025:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill - December 31, 2024	$2,171,526	$-	$16,800,949	$18,972,475
Additions to goodwill (Note 4)	-	3,019,246	-	3,019,246
Goodwill - June 30, 2025	$2,171,526	$3,019,246	$16,800,949	$21,991,721

The following is a summary of goodwill by reportable segment as of and for the years ended December 31, 2024 and 2023:

	Banzai Operating Co.	OpenReel	Consolidated
Goodwill - December 31, 2023	$2,171,526	$—	$2,171,526
Additions to goodwill (Note 5)	—	19,526,409	19,526,409
Accumulated impairment losses	—	—	—
Impairment	—	(2,725,460)	(2,725,460)
Goodwill - December 31, 2024	$2,171,526	$16,800,949	$18,972,475